SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 25. SUBSEQUENT EVENTS

On August 27, 2018, the board of the Company approved the issuance of 25,000 restricted shares to Ascent Investor Relations LLC (“Ascent”). The Company entered into an investor relations letter agreement on August 1, 2018, pursuant to which Ascent agrees to provide certain consulting services to the Company (the “IR Agreement”). Fair value of the shares granted is $1.28 per share based on the closing price of the resolution of the board on August 27, 2018 with a vesting period of a year from the date of the agreement. Fair value of these shares is $32,000.

On August 27, 2018, the board of the company approved a grant of 1,956,000 restricted stock units (the “RSUs”) to certain employees and directors under the Company’s 2015 Equity Incentive Plan (the “Plan”) according to a vesting schedule as a reward and compensation to encourage as an incentive for their future dedication to the Company. Fair value of these RSUs are $2,503,680 based on the closing price of the resolution of the board on August 27, 2018, with a vesting period of three years from the date of the grant.